BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                       Six Months Ended September 30, 2002

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
================================================================================

TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

Directors and Officers .................................................    1

Letter to Shareholders .................................................    2

Statement of Assets and Liabilities ....................................    3

Statement of Operations ................................................    4

Statements of Changes In Net Assets ....................................    5

Notes to Financial Statements ..........................................    6

Financial Highlights ...................................................   10

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers .........   11
       II. - Investments  - Other than Securities ......................   27
      III. - Investments in Affiliates .................................   28

BMC FUND, INC.
DIRECTORS AND OFFICERS
================================================================================

                                    DIRECTORS

         James T. Broyhill                         Winston-Salem, North Carolina
         Paul H. Broyhill                          Lenoir, North Carolina
         William E. Cooper                         Dallas, Texas
         Lawrence Z. Crockett                      Vero Beach, Florida
         Jan E. Gordon                             Palm Harbor, Florida
         Allene B. Heilman                         Clearwater, Florida
         Gene A. Hoots                             Charlotte, North Carolina
         Michael G. Landry                         Fort Lauderdale, Florida
         John S. Little                            Naples, Florida
         L. Glenn Orr, Jr.                         Winston-Salem, North Carolina

                                    OFFICERS

         Paul H. Broyhill                          President
         M. Hunt Broyhill                          Vice President
         Gene Hendricks                            Chief Financial Officer
         Michael G. Landry.                        Vice President and
                                                     Chief Investment Officer
         Carol Frye                                Secretary and Treasurer

                                DIRECTOR EMERITUS

         Harry Heltzer                             Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the six months ended September 30, 2002 the Fund paid the following dividends per share:

      June 10, 2002 to shareholders of record May 25, 2002              $.33
      September 10, 2002 to shareholders of record August 25, 2002       .30
                                                                        ----

      Total                                                             $.63
                                                                        ====

Schedule I is a listing of all the Fund's diversified securities at September 30, 2002, with a total market value of $106,589,845.

It is our intent to render reports to shareholders each six months.

Paul H. Broyhill, President                     M. Hunt Broyhill, Vice President

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002
================================================================================

ASSETS AT MARKET VALUE:
      Investment securities (cost - $113,052,613)                                           $ 106,589,845
      Investments in affiliates - wholly owned subsidiaries (equity value $23,930,624)         26,081,171
      Investment in real estate (cost $145,709)                                                   350,000
      Cash and short-term investments                                                           1,455,247
      Receivables, principally accrued interest                                                   469,916
      Other assets                                                                                 22,943
                                                                                            -------------

           Total assets                                                                       134,969,122
                                                                                            -------------

LIABILITIES:
      Notes payable                                                                            10,000,000
      Payable to broker                                                                           250,540
      Accounts payable and accrued expenses                                                       104,665
                                                                                            -------------
            Total liabilities                                                                  10,355,205
                                                                                            -------------

NET ASSETS AT SEPTEMBER 30, 2002 - EQUIVALENT TO $25.26 PER
      SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                                 $ 124,613,917
                                                                                            =============

SUMMARY OF SHAREHOLDERS' EQUITY:
      Common stock, par value $5.00 per share - authorized 70,000,000 shares;
         outstanding, 4,933,281 shares                                                      $  24,666,405
      Retained earnings prior to becoming investment company                                   92,939,370
      Undistributed net investment income                                                       5,595,983
      Realized gain on investments                                                                325,375
      Undistributed nontaxable gain                                                             5,194,714
      Unrealized depreciation of investments                                                   (4,107,930)
                                                                                            -------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                           $ 124,613,917
                                                                                            =============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Six Months Ended September 30, 2002
================================================================================

INVESTMENT INCOME:
  Income:
   Interest-corporate bonds                                             $    541,324
   Other interest and dividends                                            1,632,103
   Equity in earnings of wholly-owned subsidiaries                         1,011,956
                                                                        ------------

      Total income                                                         3,185,383
                                                                        ------------

  Expenses:
   Legal and professional fees                                                29,048
   Directors' fees (Note 3)                                                   15,000
   Interest expense                                                          156,919
   Investment expense                                                         85,475
   Salaries                                                                  109,223
   Property and liability insurance                                           10,836
   Depreciation expense                                                          820
   Taxes and licenses                                                         42,593
   Rent                                                                        7,050
   Office supplies and expense                                                 3,167
   Travel and entertainment                                                   17,900
                                                                        ------------

      Total expenses                                                         478,031
                                                                        ------------

       Investment income, net                                              2,707,352
                                                                        ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain from investment securities sold                             325,375
   Change in unrealized appreciation of investments for the period       (18,122,131)
                                                                        ------------

       Net loss on investments                                           (17,796,756)
                                                                        ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                      $(15,089,404)
                                                                        ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended September 30, 2002 and 2001
================================================================================

                                                                    2002                2001
                                                                -------------       -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income                                        $   2,707,352       $   2,596,085
   Net realized gain on investments                                   325,375           6,402,790
   Change in unrealized appreciation                              (18,122,131)        (12,176,853)
                                                                -------------       -------------

       Net decrease in net assets resulting
           from operations                                        (15,089,404)         (3,177,978)

Distributions to shareholders from investment income, net          (3,107,967)         (3,255,965)
                                                                -------------       -------------

TOTAL DECREASE IN NET ASSETS                                      (18,197,371)         (6,433,943)

NET ASSETS AT BEGINNING OF PERIOD                                 142,811,288         145,221,318
                                                                -------------       -------------

NET ASSETS AT END OF PERIOD (Including
   undistributed net investment income: 2002 - $5,595,983;
   2001 - $3,883,012)                                           $ 124,613,917       $ 138,787,375
                                                                =============       =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended September 30, 2002
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, government agency bonds, mutual funds, common stocks, and investments in limited partnerships.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended September 30, 2002
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      E. Temporary Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at September 30, 2002) to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    LINE OF CREDIT

      On August 24, 1999, the Company entered into an agreement with a bank for a line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of September 30, 2002, the Company had borrowings of $10,000,000 from this line of credit.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended. Each such independent director is paid an additional $1,000 for each day attending a committee meeting other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended September 30, 2002
================================================================================

4.    SUPPLEMENTAL PROXY INFORMATION AND 2002 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on August 3, 2002 at Hound Ears Club, Blowing Rock, North Carolina. The meeting was held for the following purposes:

1.    To elect the following 10 directors to serve as follows:

      Director                                        Term          Expiring

      James T. Broyhill                              1 year           2003
      Paul H. Broyhill                               1 year           2003
      William E. Cooper                              1 year           2003
      Lawrence Z. Crockett                           1 year           2003
      Jan E. Gordon                                  1 year           2003
      Allene B. Heilman                              1 year           2003
      Gene A. Hoots                                  1 year           2003
      Michael G. Landry                              1 year           2003
      John S. Little                                 1 year           2003
      L. Glenn Orr, Jr                               1 year           2003

2.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                      Votes       Votes     Votes
      Director                         For       Against   Withheld  Abstentions

      James T. Broyhill             4,569,559      120      363,602      --
      Paul H. Broyhill              4,569,559      120      363,602      --
      William E. Cooper             4,569,559      120      363,602      --
      Lawrence Z. Crockett          4,569,559      120      363,602      --
      Jan E. Gordon                 4,569,559      120      363,602      --
      Allene B. Heilman             4,569,559      120      363,602      --
      Gene A. Hoots                 4,569,559      120      363,602      --
      Michael G. Landry             4,569,559      120      363,602      --
      John S. Little                4,569,559      120      363,602      --
      L. Glenn Orr, Jr              4,569,559      120      363,602      --

There was no other business voted upon at the Annual Meeting of Shareholders.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended September 30, 2002
================================================================================

4. SUPPLEMENTAL PROXY INFORMATION AND 2002 ANNUAL MEETING OF SHAREHOLDERS (Continued)

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, is primarily responsible for the day-to-day management of the Company's portfolio and has had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio is managed by W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $5.4 million of the Fund's portfolio. William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co. Mr. Reaves has held his current position with Reaves & Co. for more than five years.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Month Period Ended September 30, 2002 and Each of the Ten Years in the Period Ended March 31, 2002
================================================================================

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six month period ended September 30, 2002 and each of the ten years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                            Six Months
                                              Ended
PER SHARE OPERATING                        September 30,
   PERFORMANCE                                 2002          2002         2001         2000        1999         1998
Net asset value, beginning of period         $  28.95      $  29.44     $  31.84     $  29.01    $  30.55     $  29.33
                                             --------      --------     --------     --------    --------     --------
   Net investment income                         0.55          1.13         1.31         2.11        1.04         1.26
   Net gains (losses) on investments            (3.61)        (0.30)       (2.13)        2.11       (0.16)        1.95
                                             --------      --------     --------     --------    --------     --------
Total from investment operations                (3.06)         0.83        (0.82)        4.22        0.88         3.21
                                             --------      --------     --------     --------    --------     --------
Less distributions:
   Dividends from net investment income          0.63          0.84         1.58         1.10        1.49         1.14
   Distributions from capital gains              0.00          0.48         0.00         0.29        0.93         0.85
                                             --------      --------     --------     --------    --------     --------
Total distributions                              0.63          1.32         1.58         1.39        2.42         1.99
                                             --------      --------     --------     --------    --------     --------
Net asset value, end of period               $  25.26      $  28.95     $  29.44     $  31.84    $  29.01     $  30.55
                                             ========      ========     ========     ========    ========     ========

Per share market value, end of period(1)     $  26.00      $  26.00     $  26.00     $  26.00    $  26.00     $  26.00
                                             ========      ========     ========     ========    ========     ========

TOTAL INVESTMENT RETURN(2)                     (23.53)%        3.20%       (3.15)%      16.23%       3.38%       12.33%
                                             ========      ========     ========     ========    ========     ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $124,614      $142,811     $145,221     $157,057    $143,092     $150,705
Ratio of expenses to average net assets(3)       0.71%*        0.62%        0.49%        0.40%       0.32%        0.27%
Ratio of net investment income to
   average net assets(3)                         4.02%*        3.91%        4.23%        6.99%       3.50%        4.18%
Portfolio turnover rate                         29.07%        67.18%       33.65%       94.21%      80.17%       26.98%

PER SHARE OPERATING
   PERFORMANCE                               1997        1996        1995         1994         1993
Net asset value, beginning of period       $  29.40    $  28.23    $  28.02    $   28.59     $  27.77
                                           --------    --------    --------    ---------     --------
   Net investment income                       1.29        1.22        1.28         1.30         1.42
   Net gains (losses) on investments           0.54        1.69        0.46        (0.46)        1.14
                                           --------    --------    --------    ---------     --------
Total from investment operations               1.83        2.91        1.74         0.84         2.56
                                           --------    --------    --------    ---------     --------
Less distributions:
   Dividends from net investment income        1.16        1.05        1.20         1.21         1.45
   Distributions from capital gains            0.74        0.69        0.33         0.20         0.29
                                           --------    --------    --------    ---------     --------
Total distributions                            1.90        1.74        1.53         1.41         1.74
                                           --------    --------    --------    ---------     --------
Net asset value, end of period             $  29.33    $  29.40    $  28.23    $   28.02     $  28.59
                                           ========    ========    ========    =========     ========

Per share market value, end of period(1)        N/A    $  26.00    $  26.00          N/A          N/A
                                           ========    ========    ========    =========     ========

TOTAL INVESTMENT RETURN(2)                     7.05%      11.17%       6.68%        3.25%        9.83%
                                           ========    ========    ========    =========     ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $144,702    $145,036    $139,248    $ 138,230     $141,023
Ratio of expenses to average net assets(3)     0.27%       0.29%       0.30%        0.30%        0.27%
Ratio of net investment income to
   average net assets(3)                       4.39%       4.21%       4.55%        4.60%        5.02%
Portfolio turnover rate                       31.23%      21.75%      32.29%       22.48%       30.12%

(1) Unaudited - Based on stock trades, which are very limited, during that year.

(2) Unaudited - Computed as follows: income from operations divided by market value per share times number of shares outstanding.

(3)   Average is computed on a quarterly basis.

*     Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2002
================================================================================

                                                    Coupon                                                           Percent
                                                   Interest          Maturity        Maturity         Market         of Net
Debt Issuer                                          Rate              Date           Value            Value         Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
OCCIDENTAL PETE CORP DEL                            6.750%            11/15/02     $   462,000     $   463,525
INGERSOLL-RAND CO                                   5.750%            02/14/03         100,000         101,244
CIT GROUP INC                                       7.375%            03/15/03         140,000         142,897
BOEING CO                                           6.350%            06/15/03         200,000         204,596
CARNIVAL CORP                                       6.150%            10/01/03         158,000         162,010
LEHMAN BROS HLDGS INC                               7.250%            10/15/03       1,000,000       1,051,182
GENERAL MTRS ACCEP CORP                             5.750%            11/10/03         200,000         203,905
CCB FINL CORP                                       6.750%            12/01/03         605,000         635,012
EASTMAN CHEM CO                                     6.375%            01/15/04       1,000,000       1,045,167
OAKWOOD HOMES CORP                                  7.875%            03/01/04       1,000,000         400,000
HERTZ CORP                                          7.000%            07/01/04       1,000,000         997,186
HILTON HOTELS CORP                                  7.000%            07/15/04         430,000         434,411
TEXTRON INC                                         6.375%            07/15/04         200,000         211,002
ALBERTSONS INC                                      6.550%            08/01/04         150,000         159,634
CATERPILLAR FINL SVCS CORP                          6.875%            08/01/04         200,000         215,211
DUKE CAP CORP                                       7.250%            10/01/04         400,000         418,655
DU PONT E I DE NEMOURS & C                          6.750%            10/15/04         200,000         217,989
ELECTRONIC DATA SYS CORP                            6.850%            10/15/04         200,000         189,619
TARGET CORP                                         7.500%            02/15/05         200,000         223,440
UNITED DOMINION RLTY TR MT                          7.730%            04/05/05       1,000,000       1,097,537
RITE AID CORP                                       7.625%            04/15/05       1,000,000         740,000
NATIONAL CITY CORP                                  7.200%            05/15/05         200,000         223,431
RYDER SYS INC                                       6.500%            05/15/05         725,000         780,694
CBS CORP                                            7.150%            05/20/05         300,000         329,529
PHILLIPS PETE CO                                    8.500%            05/25/05          50,000          57,228
COX COMMUNICATIONS INC NEW                          6.875%            06/15/05         300,000         305,194
ENRON CORP                                          6.750%            07/01/05         300,000           3,000
WORLDCOM INC GA                                     6.400%            08/15/05         200,000          24,000
SPRINT CAP CORP                                     7.125%            01/30/06          80,000          60,283
FORD MOTOR CR CO                                    6.875%            02/01/06          95,000          93,501
PAINE WEBBER GROUP INC                              6.750%            02/01/06         800,000         890,354
PHILIP MORRIS COS INC                               6.375%            02/01/06       1,000,000       1,081,518
PROGRESS ENERGY INC                                 6.750%            03/01/06         100,000         107,439
FEDERAL RLTY INVT TR MTN                            6.990%            03/10/06         500,000         548,342
CONTINENTAL CABLEVISION IN                          8.300%            05/15/06         300,000         292,500
KEYCORP NEW                                         7.500%            06/15/06         500,000         563,716
AVALON BAY CMNTYS INC                               6.800%            07/15/06         500,000         550,637
TIME WARNER INC                                     8.110%            08/15/06         150,000         144,525
BANK OF AMERICA CORPORATION                         7.125%            09/15/06         200,000         228,765
FIRST NATL BK BOSTON MASS                           7.375%            09/15/06         500,000         559,878
SEAGRAM LTD                                         8.350%            11/15/06         590,000         441,560
UNITED DOMINION REALTY TR                           7.250%            01/15/07         500,000         553,040
NORFOLK SOUTHERN CORP                               7.350%            05/15/07         150,000         172,945
TELUS CORP                                          7.500%            06/01/07          60,000          48,900
OWENS CORNING                                       7.700%            05/01/08         660,000         207,900
                                                                                   -----------     -----------

TOTAL INVESTMENTS IN
  CORPORATE BONDS AND GOVERNMENT AGENCIES                                          $18,605,000     $17,583,101       14.11%
                                                                                   ===========     -----------       -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                              Percent
                                            Shares                           Market           of Net
Company Name                                 Held            Cost            Value            Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO                196,100.00     $   858,750     $   892,255
DODGE & COX INCOME FD COM                  25,187.36         311,049         319,124
DREYFUS INVT GRADE BD INTE                 39,799.07         515,000         503,458
FEDERATED ADJ RATE SEC INS                 20,804.43         200,347         200,139
FEDERATED HIGH YIELD SH BE                197,911.04       1,180,063       1,041,012
FREMONT MUT FDS INC INCOME                 25,437.97         266,903         267,353
HARBOR FD BD FD                            26,570.81         312,009         317,787
ING PRIME RATE TR SH BEN I                134,600.00         913,390         794,140
LIBERTY STEIN ROE INCM INT                 31,488.80         281,004         274,268
LOOMIS SAYLES FDS BD FD                    43,095.60         492,863         445,178
METROPOLITAN WEST FDS TOTA                 64,393.18         669,036         585,978
NEUBERGER & BERMAN INC LTD                 62,519.95         608,412         605,818
PIMCO FDS PAC INVT MGM REA                 15,080.00         157,056         172,666
PIMCO FDS PAC INVT MGM REA                 51,918.71         543,672         594,469
STRONG INCOME FDS INC HIGH                 34,723.19         281,085         222,228
TEMPLETON GLOBAL INCM COM                  77,000.00         555,984         560,560
UAM FDS TR FPA INSTL CL                     5,837.71         100,000          98,424
VAN KAMPEN SR INCM TR COM                 130,000.00         935,796         856,700
VANGUARD BD INDEX FD COM                       91.25             926             945
VANGUARD BD INDEX FD INT T                 24,475.79         251,869         261,157
VANGUARD BD INDEX FD S-T B                 61,156.43         609,897         628,688
VANGUARD BD INDEX FD TTL B                 25,422.77         257,125         263,380
VANGUARD FXD INC SECS HI Y                      0.25               1               1
VANGUARD FXD INC SECS HIYL                259,557.28       1,651,252       1,474,285
VANGUARD FXD INC SECS INFL                101,792.42       1,143,032       1,219,473
VANGUARD FXD INC SECS INT                  27,437.07         265,026         276,840
VANGUARD FXD INC SECS INTE                      1.67              19              20
VANGUARD FXD INC SECS INV                       0.79               7               7
VANGUARD FXD INC SECS ST C                 57,384.90         617,408         618,609
                                                         -----------     -----------
   TOTAL BOND MUTUAL FUNDS                               $13,978,981     $13,494,962
                                                         -----------     -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                              Percent
                                            Shares                           Market           of Net
Company Name                                 Held            Cost            Value            Assets
MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM                 88,100.00     $   544,455     $   481,907
ARIEL GROWTH FD CALV ARIEL                  3,619.22         145,000         113,969
CORNERSTONE GROUP FDS SMAL                 37,492.99         404,885         387,678
DODGE & COX STK FD COM                      1,541.51         161,604         126,696
DODGE&COX BALANCED FD COM                   3,006.62         198,041         175,346
EUROPEAN WT FD INC COM                     10,000.00          39,200          18,800
GERMANY FD INC COM                         12,000.00          89,229          54,000
GMO TR FOREIGN II                          62,741.31         650,000         559,653
GMO TR INTL INT VL II                      18,617.02         350,000         306,622
GMO TR REIT FD CL III                      44,483.99         500,000         483,986
GMO TR SML CP VAL III                      18,844.70         250,000         219,164
GMO TR VALUE III                           32,808.40         250,000         216,535
HARRIS ASSOC INVT TR OAKMA                  2,705.63         100,000          75,974
ISHARES TR DJ CON NON CYCL                  3,000.00         144,210         121,710
ISHARES TR DJ US HEALTHCR                   1,000.00          62,920          46,590
ISHARES TR MSCI EAFE IDX                    4,200.00         520,186         399,840
ISHARES TR RUSL 2000 VALU                   2,500.00         270,675         267,250
ISHARES TR S&P MIDCAP 400                     450.00          49,225          36,652
ISHARES TR S&P MIDCP GROW                   1,000.00         115,990          87,310
ISHARES TR S&P SMLCP VALU                   1,000.00          97,620          69,300
KOREA FD COM                               18,400.00         181,997         248,216
MERGER FD SH BEN INT                        6,821.28         100,000          91,814
MERIDIAN FD INC VALUE FD                    3,505.03         115,000          90,570
MEXICO FD INC COM                          15,000.00         295,050         209,100
MIDCAP SPDR TR UNIT SER 1                     500.00          38,635          37,125
NASDAQ 100 TR UNIT SER 1                   37,700.00       1,242,750         781,144
NEW IRELAND FUND INC                       15,000.00         159,440         129,000
PBHG FDS INC MID CAP VAL                    8,971.23         135,000         106,130
PHARMACEUTICAL HLDR TR DEP                  1,500.00         150,840         103,425
PIMCO STRATEGIC GBL GV COM                 20,000.00         237,165         240,000
REGIONAL BK HOLDRS TR DEPO                  1,400.00         163,553         140,630
ROWE T PRICE CAP APPRE SH                  10,155.72         150,000         140,758
ROYCE FD LOW PRICED                         4,796.16          60,000          43,165
ROYCE FD TOTAL RETURN                       9,918.96          90,346          78,757
ROYCE VALUE TR INC COM                     16,136.00         261,611         203,152
SECTOR SPDR TR SBI INT-ENE                 10,000.00         288,600         211,600
SECTOR SPDR TR SBI INT-UTI                  4,000.00         112,080          74,680
SPAIN FD COM                               15,200.00         134,604          93,784
SPDR TR UNIT SER 1                         10,670.00       1,154,963         872,700
SWISS HELVETIA FD INC COM                  23,000.00         262,348         214,360
TEMPLETON DRAGON FD COM                    12,000.00          99,844          90,960
TRI CONTL CORP COM                          5,000.00          97,000          65,800

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                              Percent
                                            Shares                           Market           of Net
Company Name                                 Held            Cost            Value            Assets
TWEEDY BROWNE FD INC GLOBA                  7,598.19     $   150,000     $   118,304
VANGUARD HORIZON FD CAP OP                  4,469.01         100,000          67,303
VANGUARD HORIZON FD STRATE                  6,868.17         105,821          86,333
VANGUARD SPECIALIZED PRECI                 10,112.24         100,703         102,538
VANGUARD WHITEHALL FDS SEL                  9,641.87         140,000         107,314
VANGUARD WORLD FD INTL GR                   5,908.77         250,000         214,666
WASATCH ADVISORS FDS CORE                   4,690.50         160,777         119,467
WASATCH ADVISORS FDS MICRO                 18,490.52         105,000          92,637
WEXFORD TR MUHLENKAMP FD                    2,836.58         165,000         113,095
                                                         -----------     -----------
   TOTAL STOCK MUTUAL FUNDS                               11,751,367       9,537,509
                                                         -----------     -----------

TOTAL INVESTMENTS IN MUTUAL FUNDS                        $25,730,348     $23,032,471           18.48%
                                                         ===========     -----------           -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                    Market     Percent of
Company Name                                         Cost           Value      Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAY HARBOUR 90-1, LP                             $ 1,250,000     $ 1,165,630
JMG CAPITAL PARTNERS LP                            1,000,000       1,770,042
MARINER PARTNERS, LP                                 750,000       1,107,965
STARK INVESTMENTS LP                               1,000,000       1,669,831
ULQ HEDGE FUND LTD PARTNERSHIP                     1,025,002       1,664,990
WALNUT INVESTMENT PARTNERS LP                        161,525         100,000
ZURICH I NSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                       1,620,000       1,657,039
   -DISTRESSED SECURITIES SERIES                   1,400,000       1,371,879
   -EVENT DRIVEN MULTI-STRATEGY SERIES             2,140,000       1,971,568
   -HEDGED EQUITY SERIES                           1,240,000       1,076,271
   -MERGER ARBITRAGE SERIES                        1,600,000       1,561,512
                                                 -----------     -----------
                                                  13,186,527      15,116,727      12.13%
                                                 -----------     -----------      -----

OTHER INVESTMENTS:
"SERVES" CERTIFICATES-BANK OF AMERICA                500,000         500,000       0.40%
                                                 -----------     -----------      -----

VENTURE CAPITAL:
LEARNINGSTATION.COM                                  500,000         400,000
PIEDMONT VENTURE PARTNERS                             97,333          75,000
PIEDMONT VENTURE PARTNERS II LP                      239,864         150,000
                                                 -----------     -----------
                                                     837,197         625,000       0.50%
                                                 -----------     -----------      -----

TOTAL OTHER INVESTMENTS                          $14,523,724     $16,241,727      13.03%
                                                 ===========     -----------      -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
COMMON STOCKS:
CONSUMER DISCRETIONARY
Apparel & Accessories            2,000   WET SEAL INC CL A             $    21,800    $    20,000
                                                                       -----------    -----------

Automobile                       5,000   GENERAL MTRS CORP CL H NEW         77,750         45,750
Manufacturers                    5,000   HONDA MOTOR LTD AMERN SHS         109,100         99,350
                                                                       -----------    -----------
                                                                           186,850        145,100
                                                                       -----------    -----------

Auto Parts & Equipment           5,300   DELPHI AUTO SYS CORP COM           78,615         45,315
                                                                       -----------    -----------

Broadcasting & Cable TV            750   CLEAR CHANNEL COMMUN COM           42,584         26,063
                                10,000   FOX ENTMT GROUP INC CL A          260,543        220,300
                                                                       -----------    -----------
                                                                           303,127        246,363
                                                                       -----------    -----------

Computer
& Electronics Retail             6,725   BEST BUY INC COM                  157,231        150,035
                                                                       -----------    -----------

Department Stores                2,100   SEARS ROEBUCK & CO COM             93,100         81,900
                                 1,325   WAL MART STORES INC COM            69,778         65,243
                                                                       -----------    -----------
                                                                           162,878        147,143
                                                                       -----------    -----------

Footwear                         7,700   BROWN SHOE INC NEW COM             85,226        137,830
                                                                       -----------    -----------

General Merchandise
Stores                           4,000   COSTCO COMPANIES INC COM           36,500        129,480
                                                                       -----------    -----------

Homebuilding                     2,000   M D C HLDGS INC COM                96,640         70,600
                                                                       -----------    -----------

Home Furnishings                53,800   BOMBAY CO INC COM                 144,182        145,260
                                                                       -----------    -----------

Home Improvement Retail          1,500   HOME DEPOT INC COM                 45,330         39,150
                                 2,700   LOWES COS INC COM                 123,023        111,780
                                                                       -----------    -----------
                                                                           168,353        150,930
                                                                       -----------    -----------
Hotels, Resorts
& Cruise Lines                   8,400   CARNIVAL CORP COM                 171,780        210,840
                                                                       -----------    -----------

Leisure Products                 3,000   BALLY TOT FITNESS HLDG COM         62,020         29,730
                                74,600   HEAD N V NY REGISTRY SH           245,204        160,390
                                                                       -----------    -----------
                                                                           307,224        190,120
                                                                       -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
Restaurants                     17,300   MCDONALDS CORP COM            $   533,822    $   305,518
                                 8,600   WENDYS INTL INC COM               222,898        284,746
                                                                       -----------    -----------
                                                                           756,720        590,264
                                                                       -----------    -----------

Specialty Stores                 5,000   WEIGHT WATCHERS INTL COM          148,100        216,800
                                                                       -----------    -----------

Textiles                         5,000   WELLMAN INC COM                    67,093         68,250
                                                                       -----------    -----------

   TOTAL CONSUMER DISCRETIONARY                                          2,892,319      2,664,330      2.14%
                                                                       -----------    -----------     -----

CONSUMER STAPLES
Agricultural Products           10,700   CONAGRA FOODS INC COM             219,855        265,895
                                                                       -----------    -----------

Brewers                          2,500   CONSTELLATION BRANDS CL A          76,075         57,750
                                                                       -----------    -----------

Food: Retail                    13,400   ALBERTSONS INC COM                403,349        323,744
                                21,880   KONINKLIJKE AHOLD N V SPON        476,943        266,061
                                13,000   KROGER CO COM                     110,055        183,300
                                                                       -----------    -----------
                                                                           990,347        773,105
                                                                       -----------    -----------

Food Distributors               12,300   NESTLE S A SPONSORED ADR          201,834        672,097
                                12,000   SYSCO CORP COM                     93,587        340,680
                                                                       -----------    -----------
                                                                           295,421      1,012,777
                                                                       -----------    -----------

Packaged Foods                   7,900   HEINZ H J CO COM                  302,809        263,623
                                 3,000   HORMEL FOODS CORP COM              65,070         65,640
                                16,100   SARA LEE CORP COM                 316,657        294,469
                                                                       -----------    -----------
                                                                           684,536        623,732
                                                                       -----------    -----------

Personal Products                7,000   COLGATE PALMOLIVE CO COM           89,886    $   377,650
                                 7,000   JOHNSON & JOHNSON COM             313,140        378,560
                                                                       -----------    -----------
                                                                           403,026        756,210
                                                                       -----------    -----------

Soft Drinks                     10,125   PEPSICO INC COM                   380,821        374,119
                                                                       -----------    -----------

   TOTAL CONSUMER STAPLES                                                3,050,081      3,863,588      3.10%
                                                                       -----------    -----------     -----

ENERGY
Integrated Oil & Gas             3,500   BAKER HUGHES INC COM              115,185        101,605
                                 8,700   BP PLC SPONSORED ADR              436,661        347,130
                                 8,346   CONOCOPHILLIPS COM                479,315        385,919

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
                                19,004   EXXON MOBIL CORP COM          $   451,444    $   606,228
                                 4,000   IMPERIAL OIL LTD COM NEW           97,256        116,000
                                 2,300   KERR MCGEE CORP COM               106,719         99,912
                                17,000   PETROCHINA CO LTD SPONSORE        341,060        341,700
                                12,200   ROYAL DUTCH PETE CO NY REG        672,409        490,074
                                10,200   SHELL TRANS&TRAD PLC NEW Y        431,380        364,344
                                 5,500   TOTAL FINA S A SPONSORED A        406,260        362,175
                                                                       -----------    -----------
                                                                         3,537,689      3,215,087
                                                                       -----------    -----------

Oil & Gas Exploration            1,000   AMERADA HESS CORP COM              72,020         67,880
& Productions                   38,000   ENERPLUS RES FD UNIT TR G         627,651        679,060
                                                                       -----------    -----------
                                                                           699,671        746,940
                                                                       -----------    -----------

Oil & Gas Drilling               3,000   GLOBALSANTAFE CORP SHS            104,114         67,050
                                                                       -----------    -----------

Oil & Gas Refining               5,000   ASHLAND INC COM                   139,000        133,950
& Marketing                      1,000   CHEVRONTEXACO CORP COM             76,220         69,250
                                15,500   HOLLY CORP COM PAR $0.01          295,850        263,190
                                   200   SMITH INTL INC COM                  6,397          5,862
                                 3,000   VALERO ENERGY CORP NEW COM        107,610         79,410
                                                                       -----------    -----------
                                                                           625,077        551,662
                                                                       -----------    -----------

Pipeline                         8,200   BUCKEYE PARTNERS L P UNIT         265,823        300,940
                                 4,450   CHESAPEAKE UTILS CORP COM          72,150         83,927
                                14,000   EL PASO ENERGY PART LP COM        470,956        414,120
                                 7,000   EQUITABLE RES INC COM             213,511        241,850
                                 3,000   KANEB PIPE LINE PARTNR SR         114,360        108,480
                                11,000   KINDER MORGAN ENERGY UT LT        375,456        351,230
                                17,000   ONEOK INC NEW COM                 301,459        321,300
                                15,500   TEPPCO PARTNERS L P UT LTD        441,352        452,600
                                                                       -----------    -----------
                                                                         2,255,067      2,274,447
                                                                       -----------    -----------

   TOTAL ENERGY                                                          7,221,618      6,855,186      5.50%
                                                                       -----------    -----------     -----

FINANCIALS
Banks                           19,069   ABN AMRO HOLDINGS ADR             287,970        212,619
                                12,900   AMSOUTH BANCORPORATION COM        235,099        267,546
                                18,900   BANCO SANTANDER CENTRAL HI        174,310         97,902
                                 3,900   BARCLAYS PLC ADR                  124,642         92,703
                                 7,100   BB&T CORP COM                     233,022        248,784
                                 1,550   COMERICA INC COM                   94,626         74,741
                                 2,500   FIRST BANCORP P R COM              84,551         95,300

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
                                 1,000   GOLDEN WEST FINL DEL COM      $    60,520    $    62,180
                                 3,000   INDYMAC BANCORP INC COM            76,216         57,810
                                 1,900   NATIONAL AUSTRALIA BK SPON        173,310        172,292
                                 4,300   SAN PAOLO-IMI S P A SPONSO        109,605         49,149
                                13,700   US BANCORP DEL COM NEW            232,933        254,546
                                 5,000   WACHOVIA CORP 2ND NEW COM         155,150        163,450
                                17,300   WASHINGTON MUT INC COM            569,898        544,431
                                 6,000   WELLS FARGO & CO DEL COM          165,101        288,960
                                 2,000   WESTPAC BKG CORP SPONSORED         72,460         75,940
                                                                       -----------    -----------
                                                                         2,849,413      2,758,353
                                                                       -----------    -----------

Consumer Finance                16,000   ANNALY MTG MGMT INC COM           301,220        295,200
                                20,000   ANWORTH MORTGAGE ASSET COM        233,900        243,800
                                 1,000   CAPITAL ONE FINL CORP COM          34,000         34,920
                                                                       -----------    -----------
                                                                           569,120        573,920
                                                                       -----------    -----------

Diversified Financial            9,300   ALLIANCE CAP MGMT HLDGS           352,351        257,889
Services                         9,000   ALLIED CAP CORP COM               209,080        197,010
                                 8,133   CITIGROUP INC COM                 295,171        241,143
                                 1,000   COUNTRYWIDE CR IND DEL COM         40,910         47,150
                                 1,000   FACTSET RESH SYS INC COM           24,780         26,550
                                 3,000   FIRST AMERN CORP CALIF COM         63,930         61,290
                                 2,100   HSBC HLDGS PLC SPON ADR NE        123,780        108,108
                                15,700   ING GROEP N V SPONSORED AD        443,504        220,428
                                20,000   INSTINET GROUP INC COM            102,668         62,000
                                 2,000   NATIONAL COMMERCE FINANCIA         45,320         50,100
                                 2,200   UBS AG NAMEN AKT                  109,760         90,200
                                                                       -----------    -----------
                                                                         1,811,254      1,361,868
                                                                       -----------    -----------

Insurance                       16,042   AEGON N V ORD AMER REG            381,525        151,276
                                14,300   AXA SPONSORED ADR                 273,434        143,000
                                 8,300   FIDELITY NATL FINL INC COM        247,617        238,542
                                   351   TRAVELERS PPTY CAS CP CL A          6,236          4,633
                                   721   TRAVELERS PPTY CAS CP CL B         13,825          9,755
                                 2,000   TRIAD GTY INC COM                  77,140         69,640
                                                                       -----------    -----------
                                                                           999,777        616,846
                                                                       -----------    -----------

Insurance Brokers                4,000   AFLAC INC COM                     110,080        122,760
                                                                       -----------    -----------

Multi Line Insurance             1,800   AMERICAN INTL GROUP COM           140,148         98,460
                                 1,500   CIGNA CORP COM                    145,688        106,125
                                                                       -----------    -----------
                                                                           285,836        204,585
                                                                       -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
REITs                            1,000   AVALONBAY CMNTYS INC COM      $    50,490    $    41,800
                                 4,000   BOSTON PROPERTIES INC COM         147,670        148,800
                                 6,700   BRE PROPERTIES INC CL A           157,948        206,025
                                    71   CORRECTIONS CP AM NEW COM              --            998
                                10,000   DUKE WEEKS REALTY CORP COM        237,400        246,200
                                 5,500   EQUITY RESIDENT PPTYS SH B        145,795        131,670
                                 3,000   FBR ASSET INVT CORP COM            99,000         93,780
                                 4,000   HEALTH CARE REIT INC COM           98,560        109,400
                                 4,600   HOSPITALITY PPTYS TR COM S         99,587        152,352
                                25,000   HRPT PROPERTIES TRUST             212,510        206,250
                                 7,300   KILROY RLTY CORP COM              152,564        173,083
                                 5,100   KIMCO REALTY CORP COM             124,448        158,610
                                 4,000   PUBLIC STORAGE INC COM            145,584        127,600
                                 4,800   SIMON PPTY GROUP NEW COM          130,092        171,504
                                 6,000   SOVRAN SELF STORAGE COM           137,595        182,520
                                 5,000   W P CAREY & CO LLC COM            114,600        124,000
                                                                       -----------    -----------
                                                                         2,053,843      2,274,592
                                                                       -----------    -----------

   TOTAL FINANCIALS                                                      8,679,323      7,912,924      6.35%
                                                                       -----------    -----------     -----

HEALTH CARE
Biotechnology                    6,000   ALBANY MOLECULAR RESH COM         156,831        102,180
                                15,000   AMGEN INC COM                     221,906        625,500
                                 8,000   HUMAN GENOME SCIENCES COM         176,800         96,480
                                 5,500   SERONO S A SPONSORED ADR          124,705         66,385
                                                                       -----------    -----------
                                                                           680,242        890,545
                                                                       -----------    -----------

Health Care Distributors         4,000   AMERIPATH INC COM                 110,240         59,600
& Services                       5,892   CARDINAL HEALTH INC COM           240,347        366,482
                                 3,000   FIRST HEALTH GROUP CP COM          87,990         81,360
                                 4,400   LABORATORY AMER HLDGS COM         176,210        148,632
                                 5,500   LINCARE HLDGS INC COM             181,580        170,720
                                 1,000   QUEST DIAGNOSTICS INC COM          60,700         61,530
                                 3,000   RENAL CARE GROUP INC COM           98,880         98,670
                                                                       -----------    -----------
                                                                           955,947        986,994
                                                                       -----------    -----------

Health Care Facilities           7,000   MANOR CARE INC NEW COM            162,890        157,360
                                                                       -----------    -----------

Health Care Equipment            3,000   BAXTER INTL INC COM               170,850         91,650
                                 4,000   BOSTON SCIENTIFIC CORP COM         95,852        126,240
                                 1,000   MEDTRONIC INC COM                  45,990         42,120
                                 5,000   MERIDIAN MED TECH INC COM         159,568        179,750
                                                                       -----------    -----------
                                                                           472,260        439,760
                                                                       -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
Health Care Supplies             1,500   MENTOR CORP MINN COM          $    48,030    $    47,820
                                                                       -----------    -----------

Managed Health Care              6,187   TENET HEALTHCARE CORP COM         251,922        306,256
                                                                       -----------    -----------

Pharmaceuticals                 11,700   BRISTOL MYERS SQUIBB COM          322,971        278,460
                                 2,800   GLAXOSMITHKLINE PLC SPONSO        149,654        107,604
                                 1,700   ICN PHARMACEUTICAL NEW COM         48,178         15,402
                                 2,200   KING PHARMACEUTICALS COM           64,857         39,974
                                   350   LILLY ELI & CO COM                 32,549         19,369
                                 8,800   MERCK & CO INC COM                580,934        402,248
                                 3,600   NOVARTIS A G SPONSORED ADR        132,186        143,028
                                 8,400   NOVO-NORDISK A S ADR              311,328        226,968
                                15,000   PFIZER INC COM                    217,065        435,300
                                 2,000   PHARMACEUTICAL RES COM             54,480         55,960
                                     1   PHARMACIA CORP COM                     --             29
                                 2,000   PRIORITY HEALTHCARE CL B           49,393         50,400
                                13,700   SCHERING PLOUGH CORP COM          480,711        292,084
                                 4,000   WATSON PHARMACEUTICALS COM         85,255         98,040
                                                                       -----------    -----------
                                                                         2,529,561      2,164,866
                                                                       -----------    -----------

   TOTAL HEALTH CARE                                                     5,100,852      4,993,601      4.01%
                                                                       -----------    -----------     -----

INDUSTRIALS
Aerospace & Defense              2,000   AAR CORP COM                        9,040          9,500
                                 8,200   BOEING CO COM                     324,836        279,866
                                 4,400   RAYTHEON CO COM NEW               146,124        128,920
                                 5,000   ROCKWELL INTL CORP NEW COM        103,350         81,350
                                 5,875   UNITED TECHNOLOGIES CP COM        393,953        331,879
                                                                       -----------    -----------
                                                                           977,303        831,515
                                                                       -----------    -----------

Building Products                4,000   CEMEX S A SPON ADR 5 ORD          118,090         83,400
                                                                       -----------    -----------

Construction & Farm
Machinery                        6,650   CATERPILLAR INC DEL COM           308,721        247,513
                                                                       -----------    -----------

Electrical Components            8,800   EMERSON ELEC CO COM               464,536        386,672
& Equipment                     27,300   GENERAL ELEC CO COM               539,928        672,945
                                                                       -----------    -----------
                                                                         1,004,464      1,059,617
                                                                       -----------    -----------

Employment Services              6,800   ADECCO SA SPONSORED ADR            93,446         55,828
                                                                       -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
Industrial Conglomerates           700   3M COMPANY                    $    80,148    $    76,979
                                13,200   FLUOR CORP NEW COM                405,724        322,608
                                                                       -----------    -----------
                                                                           485,872        399,587
                                                                       -----------    -----------

Industrial Machinery             3,000   BARNES GROUP INC COM               74,725         60,270
                                 1,600   DANAHER CORP DEL COM               89,752         90,960
                                 1,500   FRANKLIN ELEC INC COM              82,710         64,125
                                13,800   STANDEX INTL CORP COM             300,028        279,864
                                                                       -----------    -----------
                                                                           547,215        495,219
                                                                       -----------    -----------

Trading Companies                5,000   FRONTLINE LTD ORD                  93,850         19,950
& Distributors                   6,600   KNIGHTSBRIDGE TANKERS ORD         141,768         78,210
                                                                       -----------    -----------
                                                                           235,618         98,160
                                                                       -----------    -----------

   TOTAL INDUSTRIALS                                                     3,770,729      3,270,839      2.62%
                                                                       -----------    -----------     -----

INFORMATION TECHNOLOGY
Application Software               400   SIEBEL SYS INC COM                 25,541          2,300
                                                                       -----------    -----------

Computer Storage                43,000   E M C CORP MASS COM               519,736        196,510
& Peripherals                    3,000   SANDISK CORP COM                   47,160         39,330
                                                                       -----------    -----------
                                                                           566,896        235,840
                                                                       -----------    -----------

Computer Hardware                9,700   HEWLETT PACKARD CO COM            165,085        113,199
                                 2,000   INTERNATIONAL BUS MACH COM        158,610        116,620
                                24,800   SUN MICROSYSTEMS INC COM          207,496         64,232
                                                                       -----------    -----------
                                                                           531,191        294,051
                                                                       -----------    -----------

Electronic Equipment             9,000   CREE INC COM                      119,605        112,500
& Instruments                   23,200   MOTOROLA INC COM                  341,224        236,176
                                11,000   PERKINELMER INC COM               263,839         59,950
                                                                       -----------    -----------
                                                                           724,668        408,626
                                                                       -----------    -----------

Internet Software                2,250   EXODUS COMMUNICATIONS COM          33,637             --
& Services                       1,140   VELOCITYHSI INC COM                    --             --
                                11,500   YAHOO INC COM                     141,025        110,055
                                                                       -----------    -----------
                                                                           174,662        110,055
                                                                       -----------    -----------

IT Consulting & Services         2,500   COMPUTER SCIENCES CORP COM        116,995         69,475
                                 7,000   SUNGARD DATA SYS INC COM          165,379        136,150
                                                                       -----------    -----------
                                                                           282,374        205,625
                                                                       -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
Networking Equipment            13,000   CISCO SYS INC COM             $   229,905    $   136,240
                                                                       -----------    -----------

Semiconductors                  10,000   INTEL CORP COM                    210,125        138,900
                                 2,000   INTERNATL RECTIFIER CP COM         72,000         31,240
                                 9,000   TAIWAN SEMICONDUCTOR SPONS         88,740         57,150
                                 1,700   TEXAS INSTRS INC COM               70,015         25,109
                                                                       -----------    -----------
                                                                           440,880        252,399
                                                                       -----------    -----------

Telecommunications              15,000   BCE INC COM                       244,363        265,500
Equipment                      128,000   NORTEL NETWORKS CORP COM          267,632         69,120
                                 7,000   SCIENTIFIC ATLANTA INC COM        152,680         87,570
                                                                       -----------    -----------
                                                                           664,675        422,190
                                                                       -----------    -----------

   TOTAL INFORMATION TECHNOLOGY                                          3,640,792      2,067,326      1.66%
                                                                       -----------    -----------     -----

MATERIALS
Aluminum                         6,000   ALCAN ALUMINIUM NEW COM           189,955        148,080
                                 8,000   ALCOA INC                          64,600        154,400
                                                                       -----------    -----------
                                                                           254,555        302,480
                                                                       -----------    -----------

Diversified Chemicals            5,500   AKZO NOBEL NV ADR                 222,261        177,650
                                 1,900   AVENTIS SPONSORED ADR             141,797         99,845
                                                                       -----------    -----------
                                                                           364,058        277,495
                                                                       -----------    -----------

Diversified Metals               5,000   ALLIANCE RES PARTNR LP UT         121,950        116,050
& Mining                        13,600   BHP BILLITON LTD SPONSORED        128,316        132,600
                                 6,000   STILLWATER MNG CO COM             109,940         36,000
                                                                       -----------    -----------
                                                                           360,206        284,650
                                                                       -----------    -----------

Gold                            30,000   KINROSS GOLD CORP COM              50,400         65,700
                                 2,000   NEWMONT MINING CORP COM            51,060         55,020
                                                                       -----------    -----------
                                                                           101,460        120,720
                                                                       -----------    -----------

   TOTAL MATERIALS                                                       1,080,279        985,345      0.79%
                                                                       -----------    -----------     -----

TELECOMMUNICATION SERVICES
Integrated                      10,800   BELLSOUTH CORP COM                403,638        198,288
Telecommunication               25,200   CABLE & WIRELESS PLC SPONS        309,980        136,080
Services                         9,500   SBC COMMUNICATIONS INC COM        332,772        190,950
                                 1,500   TELECOM ITALIA SPA SPON AD        117,507        107,025
                                 2,809   TELEFONICA S A SPONSORED A         98,385         62,753

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                                     Percent
Sectors and                     Shares                                                  Market       of Net
Industries                       Held          Company Name               Cost           Value       Assets
                                 3,000   VERIZON COMMUNICATIONS COM    $   135,748    $    82,320
                                                                       -----------    -----------

   TOTAL TELECOMMUNICATION SERVICES                                      1,398,030        777,416      0.62%
                                                                       -----------    -----------     -----

UTILITIES
Electric Utilities               3,700   CLECO CORP NEW COM                 55,863         49,839
                                10,800   CONSTELLATION ENERGY COM          297,177        267,732
                                 8,407   DOMINION RES INC VA COM           439,057        426,487
                                23,350   DUKE ENERGY CORP COM              703,458        456,493
                                20,000   DUKE ENERGY CORP CORP UNIT        397,650        322,200
                                11,700   ENERGY EAST CORP COM              236,777        231,777
                                 9,400   EXELON CORP COM                   467,414        446,500
                                17,500   FIRSTENERGY CORP COM              546,782        523,075
                                 2,500   FPL GROUP INC COM                 137,371        134,500
                                 3,500   MDU RES GROUP INC COM              88,685         79,905
                                10,812   PHILADELPHIA SUBN CORP COM        164,761        219,484
                                 1,500   SOUTH JERSEY INDS INC COM          47,925         48,990
                                49,000   TECO ENERGY INC COM             1,078,510        778,120
                                16,200   TXU CORP COM                      682,719        675,702
                                 8,000   XCEL ENERGY INC COM               204,960         74,480
                                                                       -----------    -----------
                                                                         5,549,109      4,735,284
                                                                       -----------    -----------

Foreign Utilities                4,000   ENEL SOCIETA PER AZION ADR        135,587         96,720
                                25,600   KOREA ELECTRIC PWR SPONSOR        225,933        238,848
                                                                       -----------    -----------
                                                                           361,520        335,568
                                                                       -----------    -----------

Gas Utilities                   10,000   ATMOS ENERGY CORP COM             219,680        215,000
                                                                       -----------    -----------

Multi Utilities                 12,000   AMERICAN WTR WKS INC COM          500,190        535,920
& Unregulated Power             14,700   GRUPO ELEKTRA SA DE CV SPO        278,104        191,100
                                 3,000   NSTAR COM                         119,910        118,650
                                                                       -----------    -----------
                                                                           898,204        845,670
                                                                       -----------    -----------

Water Utilities                  2,706   SOUTHWEST WTR CO COM               31,741         38,588
                                                                       -----------    -----------

   TOTAL UTILITIES                                                       7,060,254      6,170,110      4.95%
                                                                       -----------    -----------     -----

TOTAL INVESTMENTS IN COMMON STOCKS                                     $43,894,277    $39,560,665     31.74%
                                                                       ===========    -----------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                               Percent
                                          Shares                    Market     of Net
Company Name                               Held        Cost          Value     Assets
PREFERRED STOCKS:
AUSTRALIA&N ZEA BKG GP CAP                 9,500    $  250,000    $  245,860
BARCLAYS BK PLC AM DEP NT                  9,800       250,293       249,704
BELLSOUTH CAP FDG CORP QUI                15,000       383,660       393,900
BNY CAP III PFD D7.05% SECS               10,000       252,200       254,900
CADBURY SCHWEPPES DEL PFD                  9,700       246,894       247,835
ESPIRITO SANTO OVERSEA PRE                 9,600       248,448       244,800
FREEPORT-MCMORAN COP&G PFD                 5,000        99,140       141,500
GRAND MET DEL L P PFD GTD                  9,000       244,800       252,000
ING CAP FUNDING TR II PFD                  2,800        76,590        77,672
NATIONAL WESTMINSTER SPON                  9,600       249,792       250,560
ROYAL BK SCOTLAND GRP SP A                 9,800       249,606       255,780
                                                    ----------    ----------

 TOTAL INVESTMENTS IN PREFERRED STOCKS              $2,551,423    $2,614,511    2.10%
                                                    ==========    ----------    ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
September 30, 2002
================================================================================

                                                                                     Market          Percent of
Industries                           Company Name                   Cost              Value          Net Assets
Short-term Investments       Evergreen Money Market Fund         $7,557,370       $   7,557,370         6.06%
                                                                 ==========       -------------        -----

TOTAL INVESTMENTS - MARKET VALUE                                                  $ 106,589,845        85.54%
                                                                                  =============        =====

Aggregate gross unrealized appreciation of security values                        $   7,377,822
Aggregate gross unrealized depreciation of security values                          (13,840,590)
                                                                                  -------------
Net appreciation of security values                                                  (6,462,768)
Tax cost of securities                                                              113,052,613
                                                                                  -------------

Total market value of securities                                                  $ 106,589,845
                                                                                  =============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
September 30, 2002
================================================================================

                                                                               Market
                                                                              Value at
                                                                               End of
Description                                                                    Period
INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
     and Wilkes Counties, NC                                                  $350,000(a)
                                                                              --------

TOTAL                                                                         $350,000
                                                                              ========

     Aggregate appreciation of investment land and buildings                  $204,291
     Tax cost of investment land and buildings                                 145,709
                                                                              --------

     Market value of investment land and buildings                            $350,000
                                                                              ========

(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
September 30, 2002
================================================================================

                                                   Number of        Amount of Equity
                                                 Shares Held At       In Net Profit          Amount of            Value at
                                                 September 30,      And Loss for the         Dividends          September 30,
Issuer                                                2002               Period                 (1)                 2002
Broyhill Industries, Inc. - wholly owned
  subsidiary                                        1,000              $     4,492          $        --          $   566,761

P. B. Realty, Inc. - wholly owned
  subsidiary                                        1,000                1,007,464                   --           25,514,410
                                                                       -----------          -----------          -----------

TOTAL                                                                  $ 1,011,956          $        --          $26,081,171
                                                                       ===========          ===========          ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.